Provision for expected credit losses - Movement in provision for ECL on loans and credit commitments (Details) - Loans and credit commitments - Provision for ECL on loans and credit commitments - AUD ($)
$ in Millions
	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	$ 5,084	$ 4,930
Business activity during the year	(380)	(318)
Net remeasurement of provision for ECL	1,054	1,044
Write-offs	(763)	(620)
Exchange rate and other adjustments	(17)	48
Balance at the end of the year	4,978	5,084
Housing
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	1,705	1,723
Business activity during the year	(266)	(230)
Net remeasurement of provision for ECL	221	248
Write-offs	(52)	(57)
Exchange rate and other adjustments	29	21
Balance at the end of the year	1,637	1,705
Personal
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	410	405
Business activity during the year	16	27
Net remeasurement of provision for ECL	409	360
Write-offs	(461)	(394)
Exchange rate and other adjustments	(18)	12
Balance at the end of the year	356	410
Business
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	2,969	2,802
Business activity during the year	(130)	(115)
Net remeasurement of provision for ECL	424	436
Write-offs	(250)	(169)
Exchange rate and other adjustments	(28)	15
Balance at the end of the year	2,985	2,969
Performing - Stage 1
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	761	706
Transfers to Stage 1	1,386	1,222
Transfers to Stage 2	(201)	(315)
Transfers to Stage 3	(4)	(3)
Business activity during the year	306	303
Net remeasurement of provision for ECL	(1,304)	(1,149)
Exchange rate and other adjustments	(4)	(3)
Balance at the end of the year	940	761
Performing - Stage 1 | Housing
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	169	158
Transfers to Stage 1	377	351
Transfers to Stage 2	(46)	(41)
Business activity during the year	81	59
Net remeasurement of provision for ECL	(385)	(357)
Exchange rate and other adjustments	1	(1)
Balance at the end of the year	197	169
Performing - Stage 1 | Personal
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	77	82
Transfers to Stage 1	342	358
Transfers to Stage 2	(53)	(59)
Business activity during the year	31	36
Net remeasurement of provision for ECL	(319)	(340)
Exchange rate and other adjustments	(5)
Balance at the end of the year	73	77
Performing - Stage 1 | Business
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	515	466
Transfers to Stage 1	667	513
Transfers to Stage 2	(102)	(215)
Transfers to Stage 3	(4)	(3)
Business activity during the year	194	208
Net remeasurement of provision for ECL	(600)	(452)
Exchange rate and other adjustments		(2)
Balance at the end of the year	670	515
Performing - Stage 2
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	2,594	2,808
Transfers to Stage 1	(1,299)	(1,165)
Transfers to Stage 2	807	822
Transfers to Stage 3	(596)	(608)
Business activity during the year	(409)	(328)
Net remeasurement of provision for ECL	1,281	1,070
Exchange rate and other adjustments	(46)	(5)
Balance at the end of the year	2,332	2,594
Performing - Stage 2 | Housing
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	897	1,052
Transfers to Stage 1	(367)	(345)
Transfers to Stage 2	445	310
Transfers to Stage 3	(173)	(196)
Business activity during the year	(177)	(131)
Net remeasurement of provision for ECL	197	209
Exchange rate and other adjustments	3	(2)
Balance at the end of the year	825	897
Performing - Stage 2 | Personal
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	234	225
Transfers to Stage 1	(340)	(356)
Transfers to Stage 2	92	106
Transfers to Stage 3	(127)	(136)
Business activity during the year	(15)	(9)
Net remeasurement of provision for ECL	368	405
Exchange rate and other adjustments	(13)	(1)
Balance at the end of the year	199	234
Performing - Stage 2 | Business
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	1,463	1,531
Transfers to Stage 1	(592)	(464)
Transfers to Stage 2	270	406
Transfers to Stage 3	(296)	(276)
Business activity during the year	(217)	(188)
Net remeasurement of provision for ECL	716	456
Exchange rate and other adjustments	(36)	(2)
Balance at the end of the year	1,308	1,463
Non-performing - Stage 3
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	1,729	1,416
Transfers to Stage 1	(87)	(57)
Transfers to Stage 2	(606)	(507)
Transfers to Stage 3	600	611
Business activity during the year	(277)	(293)
Net remeasurement of provision for ECL	1,077	1,123
Write-offs	(763)	(620)
Exchange rate and other adjustments	33	56
Balance at the end of the year	1,706	1,729
Non-performing - Stage 3 | Housing
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	639	513
Transfers to Stage 1	(10)	(6)
Transfers to Stage 2	(399)	(269)
Transfers to Stage 3	173	196
Business activity during the year	(170)	(158)
Net remeasurement of provision for ECL	409	396
Write-offs	(52)	(57)
Exchange rate and other adjustments	25	24
Balance at the end of the year	615	639
Non-performing - Stage 3 | Personal
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	99	98
Transfers to Stage 1	(2)	(2)
Transfers to Stage 2	(39)	(47)
Transfers to Stage 3	127	136
Net remeasurement of provision for ECL	360	295
Write-offs	(461)	(394)
Exchange rate and other adjustments		13
Balance at the end of the year	84	99
Non-performing - Stage 3 | Business
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	991	805
Transfers to Stage 1	(75)	(49)
Transfers to Stage 2	(168)	(191)
Transfers to Stage 3	300	279
Business activity during the year	(107)	(135)
Net remeasurement of provision for ECL	308	432
Write-offs	(250)	(169)
Exchange rate and other adjustments	8	19
Balance at the end of the year	1,007	991
Parent Entity
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	4,402	4,267
Business activity during the year	(348)	(284)
Net remeasurement of provision for ECL	1,054	937
Write-offs	(705)	(573)
Exchange rate and other adjustments	(5)	55
Balance at the end of the year	4,398	4,402
Parent Entity | Housing
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	1,474	1,487
Business activity during the year	(230)	(211)
Net remeasurement of provision for ECL	208	222
Write-offs	(44)	(46)
Exchange rate and other adjustments	22	22
Balance at the end of the year	1,430	1,474
Parent Entity | Personal
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	359	349
Business activity during the year	14	26
Net remeasurement of provision for ECL	396	350
Write-offs	(447)	(378)
Exchange rate and other adjustments	(6)	12
Balance at the end of the year	316	359
Parent Entity | Business
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	2,569	2,431
Business activity during the year	(132)	(99)
Net remeasurement of provision for ECL	450	365
Write-offs	(214)	(149)
Exchange rate and other adjustments	(21)	21
Balance at the end of the year	2,652	2,569
Parent Entity | Performing - Stage 1
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	661	600
Transfers to Stage 1	1,214	1,088
Transfers to Stage 2	(174)	(274)
Transfers to Stage 3	(4)	(3)
Business activity during the year	266	267
Net remeasurement of provision for ECL	(1,137)	(1,016)
Exchange rate and other adjustments		(1)
Balance at the end of the year	826	661
Parent Entity | Performing - Stage 1 | Housing
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	142	121
Transfers to Stage 1	305	311
Transfers to Stage 2	(42)	(36)
Business activity during the year	71	55
Net remeasurement of provision for ECL	(314)	(309)
Balance at the end of the year	162	142
Parent Entity | Performing - Stage 1 | Personal
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	66	68
Transfers to Stage 1	310	325
Transfers to Stage 2	(51)	(56)
Transfers to Stage 3	(1)
Business activity during the year	29	34
Net remeasurement of provision for ECL	(288)	(305)
Exchange rate and other adjustments	(1)
Balance at the end of the year	64	66
Parent Entity | Performing - Stage 1 | Business
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	453	411
Transfers to Stage 1	599	452
Transfers to Stage 2	(81)	(182)
Transfers to Stage 3	(3)	(3)
Business activity during the year	166	178
Net remeasurement of provision for ECL	(535)	(402)
Exchange rate and other adjustments	1	(1)
Balance at the end of the year	600	453
Parent Entity | Performing - Stage 2
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	2,209	2,419
Transfers to Stage 1	(1,132)	(1,036)
Transfers to Stage 2	720	724
Transfers to Stage 3	(530)	(527)
Business activity during the year	(385)	(308)
Net remeasurement of provision for ECL	1,202	937
Exchange rate and other adjustments	(36)
Balance at the end of the year	2,048	2,209
Parent Entity | Performing - Stage 2 | Housing
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	757	920
Transfers to Stage 1	(295)	(307)
Transfers to Stage 2	398	276
Transfers to Stage 3	(152)	(183)
Business activity during the year	(160)	(123)
Net remeasurement of provision for ECL	180	174
Balance at the end of the year	728	757
Parent Entity | Performing - Stage 2 | Personal
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	201	191
Transfers to Stage 1	(309)	(324)
Transfers to Stage 2	85	98
Transfers to Stage 3	(119)	(128)
Business activity during the year	(15)	(8)
Net remeasurement of provision for ECL	337	372
Exchange rate and other adjustments	(5)
Balance at the end of the year	175	201
Parent Entity | Performing - Stage 2 | Business
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	1,251	1,308
Transfers to Stage 1	(528)	(405)
Transfers to Stage 2	237	350
Transfers to Stage 3	(259)	(216)
Business activity during the year	(210)	(177)
Net remeasurement of provision for ECL	685	391
Exchange rate and other adjustments	(31)
Balance at the end of the year	1,145	1,251
Parent Entity | Non-performing - Stage 3
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	1,532	1,248
Transfers to Stage 1	(82)	(52)
Transfers to Stage 2	(546)	(450)
Transfers to Stage 3	534	530
Business activity during the year	(229)	(243)
Net remeasurement of provision for ECL	989	1,016
Write-offs	(705)	(573)
Exchange rate and other adjustments	31	56
Balance at the end of the year	1,524	1,532
Parent Entity | Non-performing - Stage 3 | Housing
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	575	446
Transfers to Stage 1	(10)	(4)
Transfers to Stage 2	(356)	(240)
Transfers to Stage 3	152	183
Business activity during the year	(141)	(143)
Net remeasurement of provision for ECL	342	357
Write-offs	(44)	(46)
Exchange rate and other adjustments	22	22
Balance at the end of the year	540	575
Parent Entity | Non-performing - Stage 3 | Personal
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	92	90
Transfers to Stage 1	(1)	(1)
Transfers to Stage 2	(34)	(42)
Transfers to Stage 3	120	128
Net remeasurement of provision for ECL	347	283
Write-offs	(447)	(378)
Exchange rate and other adjustments		12
Balance at the end of the year	77	92
Parent Entity | Non-performing - Stage 3 | Business
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	865	712
Transfers to Stage 1	(71)	(47)
Transfers to Stage 2	(156)	(168)
Transfers to Stage 3	262	219
Business activity during the year	(88)	(100)
Net remeasurement of provision for ECL	300	376
Write-offs	(214)	(149)
Exchange rate and other adjustments	9	22
Balance at the end of the year	$ 907	$ 865